Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Income (loss) before taxes from continuing operations	$ (88,333)	$ (103,683)	$ (67,255)
Theoretical group tax rate	23.66%	34.43%	34.43%
Theoretical tax benefit (expense)	$ 20,901	$ 35,698	$ 23,156
Permanent differences	832	293	124
Research tax credit	2,079	2,926	3,082
Share-based compensation & other IFRS adjustments	(8,065)	(8,297)	(20,184)
Non recognition of deferred tax assets related to tax losses and temporary differences	(15,652)	(30,713)	(6,158)
Other differences	(95)	92	(20)
Effective tax expense	$ 0	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%